Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Current Assets
Cash	$ 78,745		$ 6,829	$ 139,666	$ 51,016
Accounts receivable	593,567		179,636		92,823
Royalties receivable					75,000
Prepaid expenses	63,947		114,060		333,572
Inventory	400,008		288,184		169,292
Total Current Assets	1,136,267		588,709		721,703
Long Term Assets
Property and equipment, net	51,941		37,676		42,292
Other assets
Deposits	23,467		23,467		27,480
Intangible assets, net	14,762		13,640		52,264
Goodwill	33,695
TOTAL ASSETS	1,260,132		663,492		843,739
Current Liabilities
Accounts payable	491,928		730,026		446,063
Related party payable	95,620		95,620		95,620
Accrued expenses and interest	122,505		165,486		214,310
Customer deposits	254,241		129,201		158,467
Line of credit	34,999		34,999
Short term financing, net of discounts			108,333
Billings in excess of earnings	9,132
Total Current Liabilities	1,008,425		1,263,665		914,460
Notes payable, net of discounts	3,500,000		2,478,720		1,620,289
Total Liabilities	4,508,425		3,742,385		2,534,749
Commitments and contingencies
Stockholders' Deficit
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2016, June 30, 2016 and 2015
Common stock, $0.0001 par value; 1,250,000,000 shares authorized, 29,156,890, 21,192,807 and 20,367,500 shares issued and outstanding as of December 31, 2016, June 30, 2016 and 2015, respectively	2,916		2,119		2,037
Additional paid in capital	5,594,736		4,712,245		4,317,444
Accumulated deficit	(8,845,945)		(7,793,257)		(6,010,491)
Total Stockholders' Deficit	(3,248,293)		(3,078,893)		(1,691,010)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,260,132		663,492		$ 843,739
Environmental Turf Services, LLC [Member]
Current Assets
Cash		$ 15,740	14	4,292		$ 4,292
Accounts receivable		247,097	200,108	295,230		58,053
Inventory			63,611	44,702		31,915
Total Current Assets		317,539	263,733	344,224
Long Term Assets
Property and equipment, net		24,696	24,315	11,596		16,288
Other assets
TOTAL ASSETS		342,235	288,048	355,820		106,270
Current Liabilities
Accounts payable		1,242,509	1,036,894	1,000,355		895,751
Accrued expenses and other current liabilities		3,163	5,041	17,553		18,747
Related party payable				500
Promissory note, related party		15,000	500	15,000		15,000
Note payable						12,198
Billings in excess of earnings		26,767	126,558	202,657		36,339
Total Current Liabilities		1,287,439	1,183,993	1,236,065		978,035
Stockholders' Deficit
Members Equity		(945,204)	(895,945)	(880,245)		(871,765)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		$ 342,235	$ 288,048	$ 355,820		$ 106,270